Investment Objectives and Goals	Feb. 28, 2025
Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]
Risk/Return [Heading]	Commonwealth Australia/New Zealand Fund (CNZLX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”) is to provide long-term capital appreciation and current income.
AFRICA FUND
Prospectus [Line Items]
Risk/Return [Heading]	Africa Fund (CAFRX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Africa Fund (the “Africa Fund”) is to provide long-term capital appreciation and current income.
Commonwealth Japan Fund
Prospectus [Line Items]
Risk/Return [Heading]	Commonwealth Japan Fund (CNJFX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Commonwealth Japan Fund (the “Japan Fund”) is to provide long-term capital appreciation and current income.
Commonwealth Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Commonwealth Global Fund (CNGLX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Commonwealth Global Fund (the “Global Fund”) is to provide long-term capital appreciation and current income.
Commonwealth Real Estate Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Commonwealth Real Estate Securities Fund (CNREX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) is to provide long-term capital appreciation and current income.